SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary Of Significant Accounting Policies Details Narrative
Accounts receivable allowance	$ 49,168	$ 52,000	$ 85,576
Reserve against the collection of notes receivable			$ 29,424